UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Akre Capital Management, LLC

Address:  2 West Marshall Street
          P.O. Box 998
          Middleburg, Virginia 20118

13F File Number: 028-06599

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Andrew Schaefer
Title:  President and Chief Operating Officer
Phone:  (540) 687-8928


Signature, Place and Date of Signing:

/s/ Andrew Schaefer             Middleburg, VA                May 15, 2008
-----------------------    --------------------------    ----------------------
     [Signature]                 [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               2

Form 13F Information Table Entry Total:         42

Form 13F Information Table Value Total: $1,694,119
                                           (x1000)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.        Form 13F File Number          Name
---        --------------------          ----

1.         028-                          Braddock Partners, LP

2.         028-                          Cresthill Master Fund, LP


                                                    FORM 13F INFORMATION TABLE
                                                          March 31, 2008

               COLUMN 1           COLUMN 2     COLUMN 3   COLUMN 4        COLUMN 5       COLUMN 6   COLUMN 7          COLUMN 8

                                    TITLE                  VALUE     SHRS OR   SH/ PUT/  INVSTMNT    OTHER        VOTING AUTHORITY
NAME OF ISSUER                    OF CLASS       CUSIP    (x$1000)   PRN AMT   PRN CALL  DISCRTN     MGRS      SOLE     SHARED  NONE
--------------                    --------       -----    --------   -------   --- ----  --------    -----     ----     ------  ----
99 CENTS ONLY STORES                 COM       65440K106    93,495  9,453,464  SH          SOLE      NONE    9,453,464
AES CORP                             COM       00130H105    24,229  1,453,420  SH          SOLE      NONE    1,453,420
AMERICAN TOWER CORP                 CL A       029912201   318,351  8,119,136  SH          SOLE      NONE    8,119,136
AMERICAN WOODMARK CORP               COM       030506109    17,055    829,500  SH          SOLE      NONE      829,500
AMERICREDIT CORP                     COM       03060R101    34,509  3,426,914  SH          SOLE      NONE    3,426,914
BALLY TECHNOLOGIES INC               COM       05874B107    81,947  2,386,330  SH          SOLE      NONE    2,386,330
BERKSHIRE HATHAWAY INC DEL          CL A       084670108    16,942        127  SH          SOLE      NONE          127
BERKSHIRE HATHAWAY INC DEL          CL B       084670207     9,885      2,210  SH          SOLE      NONE        2,210
CSK AUTO CORP                        COM       125965103    43,104  4,629,862  SH          SOLE      NONE    4,629,862
CSX CORP                             COM       126408103     1,056     18,833  SH          SOLE      NONE       18,833
CARMAX INC                           COM       143130102    90,545  4,662,447  SH          SOLE      NONE    4,662,447
DOVER MOTORSPORTS INC                COM       260174107     2,442    396,300  SH          SOLE      NONE      396,300
DYNAMEX INC                          COM       26784F103    15,145    598,610  SH          SOLE      NONE      598,610
ENCORE CAP GROUP INC                 COM       292554102     4,760    700,000  SH          SOLE      NONE      700,000
ENSTAR GROUP LIMITED                 SHS       G3075P101    35,030    314,823  SH          SOLE      NONE      314,823
ENTERTAINMENT PPTYS TR         COM SH BEN INT  29380T105       365      7,400  SH          SOLE      NONE        7,400
EXXON MOBIL CORP                     COM       30231G102       665      7,863  SH          SOLE      NONE        7,863
FEDERAL HOME LN MTG CORP             COM       313400301     3,194    126,158  SH          SOLE      NONE      126,158
FLAGSTONE REINSURANCE HLDGS          SHS       G3529T105    22,380  1,849,575  SH          SOLE      NONE    1,849,575
GOLDMAN SACHS GROUP INC              COM       38141G104       704      4,255  SH          SOLE      NONE        4,255
HFF INC                             CL A       40418F108     4,417    881,700  SH          SOLE      NONE      881,700
HILB ROGAL & HOBBS CO                COM       431294107    17,410    553,239  SH          SOLE      NONE      553,239
HILLTOP HOLDINGS INC                 COM       432748101     6,286    604,425  SH          SOLE      NONE      604,425
INTERNATIONAL GAME TECHNOLOG         COM       459902102     2,258     56,144  SH          SOLE      NONE       56,144
INTERNATIONAL SPEEDWAY CORP         CL A       460335201       759     18,420  SH          SOLE      NONE       18,420
IRON MTN INC                         COM       462846106     9,104    344,322  SH          SOLE      NONE      344,322
ISLE OF CAPRI CASINOS INC            COM       464592104     4,493    628,347  SH          SOLE      NONE      628,347
KNIGHT TRANSN INC                    COM       499064103    17,448  1,060,000  SH          SOLE      NONE    1,060,000
LAMAR ADVERTISING CO                CL A       512815101    87,941  2,447,578  SH          SOLE      NONE    2,447,578
LEHMAN BROS HLDGS INC                COM       524908100     3,764    100,000  SH          SOLE      NONE      100,000
MARKWEST ENERGY PARTNERS L P   UNIT LTD PARTN  570759100    23,378    758,033  SH          SOLE      NONE      758,033
MARKEL CORP                          COM       570535104   182,469    414,730  SH          SOLE      NONE      414,730
MONARCH CASINO & RESORT INC          COM       609027107    26,484  1,495,428  SH          SOLE      NONE    1,495,428
O REILLY AUTOMOTIVE INC              COM       686091109    70,567  2,474,316  SH          SOLE      NONE    2,474,316
PENN NATL GAMING INC                 COM       707569109   313,022  7,158,072  SH          SOLE      NONE    7,158,072
PENN VA CORP                         COM       707882106     9,338    211,800  SH          SOLE      NONE      211,800
PINNACLE ENTMT INC                   COM       723456109    23,421  1,829,798  SH          SOLE      NONE    1,829,798
POOL CORPORATION                     COM       73278L105    32,585  1,725,000  SH          SOLE      NONE    1,725,000
SIMPSON MANUFACTURING CO INC         COM       829073105    21,603    794,829  SH          SOLE      NONE      794,829
TOLL BROTHERS INC                    COM       889478103    14,088    600,000  SH          SOLE      NONE      600,000
WELLS FARGO & CO NEW                 COM       949746101     4,409    151,528  SH          SOLE      NONE      151,528
WHITE RIVER CAPITAL INC              COM       96445P105     3,072    190,837  SH          SOLE      NONE      190,837




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